Intangible Assets, Net - Schedule of Intangible Assets (Details) ¥ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Intangible Assets [Line Items]
Total cost of intangible assets	¥ 34,072		¥ 55,434
Less: accumulated amortization	(20,546)		(39,056)
Impairment	(13,526)		(13,526)
Intangible asset			2,852
Brand name [Member]
Schedule of Intangible Assets [Line Items]
Total cost of intangible assets	9,460		18,458
Patent [Member]
Schedule of Intangible Assets [Line Items]
Total cost of intangible assets	13,708		14,208
Customer relationship [Member]
Schedule of Intangible Assets [Line Items]
Total cost of intangible assets	10,460		12,978
Software [Member]
Schedule of Intangible Assets [Line Items]
Total cost of intangible assets	444		9,228
Others [Member]
Schedule of Intangible Assets [Line Items]
Total cost of intangible assets			¥ 562